Investment Securities	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Investment Securities

5. INVESTMENT SECURITIES

Securities as of March 31, 2010 and 2011 consist of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Non-current:
Available-for-sale securities	¥46,624	¥46,938	$565,518
Non-marketable equity securities	2,425	1,971	23,747

	¥49,049	¥48,909	$589,265

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2010 and 2011 are as follows:

	Millions of Yen								Thousands of U.S. Dollars
	2010				2011				2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥40,552	¥5,300	¥1,093	¥44,759	¥40,765	¥4,655	¥327	¥45,093	$491,145	$56,084	$3,940	$543,289
Corporate debt securities	1,778	87	—	1,865	1,802	43	—	1,845	21,711	518	—	22,229

	¥42,330	¥5,387	¥1,093	¥46,624	¥42,567	¥4,698	¥327	¥46,938	$512,856	$56,602	$3,940	$565,518

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 and 2010 are as follows:

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	¥1,341	¥261	¥238	¥66	¥1,579	¥327

	Thousands of U.S. Dollars
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	$16,157	$3,145	$2,867	$795	$19,024	$3,940

	Millions of Yen
	March 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥26,871	¥836	¥985	¥257	¥27,856	¥1,093

Gross unrealized holding losses of available-for-sale securities as of March 31, 2011 consist of 39 kinds of securities. Ricoh judged the decline in fair value of investment securities at yearend to be temporary, with considering such factors as financial and operating conditions of issuer, the industry in which the issuer operates and other relevant factors. Ricoh judged the degree of decline in fair value of investment securities against the fair value to be immaterial.

The contractual maturities of debt securities classified as available-for-sale as of March 31, 2011, regardless of their balance sheet classification, are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair value	Cost	Fair value
Due after one year through five years	¥517	¥519	$6,229	$6,253
Over five years	1,285	1,326	15,482	15,976

	¥1,802	¥1,845	$21,711	$22,229

Proceeds from the sales of available-for-sale securities were ¥243 million, ¥1,027 million and ¥126 million ($1,518 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

There were no significant realized gains and losses from the sales of available-for-sale securities for the years ended March 31, 2009, 2010 and 2011.

The losses on impairment of available-for-sale securities were ¥1,844 million ($22,217 thousand) for the year ended March 31, 2011. The number of impaired available-for-sale securities was 14 for the year ended March 31, 2011. The cause of the impairment was the decline of the stock markets. Ricoh regarded these losses as other-than-temporary impairments because it did not believe that the quoted market price of such securities would recover to its cost basis within the near term, as of March 31, 2011.

There were no significant losses on impairment of available-for-sale securities for the year ended March 31, 2010.

The losses on impairment of available-for-sale securities were ¥26,543 million for the year ended March 31, 2009. The number of impaired available-for-sale securities was 23 for the year ended March 31, 2009. The cause of the impairment was the decline of the stock markets. Ricoh regarded these losses as other-than-temporary impairments because it did not believe that the quoted market price of such securities would recover to its cost basis within the near term, as of March 31, 2009.

As for net unrealized gains and losses on securities in accumulated other comprehensive income (loss) and related reclassification adjustments for gains and losses realized in net income for the years ended March 31, 2009, 2010 and 2011, refer to Note 13.